Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	CRESCENT POINT ENERGY CORP.
Entity Central Index Key	0001545851
Entity Current Reporting Status	Yes
Entity Current Year Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Entity Common Stock, Shares Outstanding	529,399,923
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes